CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net income	$ 3,826,192	$ 3,356,061
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Decrease in other assets	(178,229)	(1,099,572)
Decrease in accrued interest payable	(25,284)	(84,506)
Decrease in other liabilities	204,595	1,766,790
Net cash provided by operating activities	4,729,941	8,231,948
Cash Flows from Investing Activities
Loan payments	27,895,667	(21,004,213)
Net cash used in investing activities	(20,024,600)	(15,761,722)
Cash Flows from Financing Activities
Repurchase of common stock		(3,888,712)
Dividends	(1,681,748)	(1,739,523)
Net cash provided by (used in) financing activities	(20,332,704)	20,809,001
Net increase (decrease) in cash and cash equivalents	(35,627,363)	13,279,227
Cash and cash equivalents:
Beginning	84,693,825	71,414,598
Ending	49,066,462	84,693,825
First Clover Leaf Financial Corp.
Cash Flows from Operating Activities
Net income	3,826,192	3,356,061
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Distributions in excess of (equity in undistributed) net income of subsidiary	(2,160,752)	1,743,670
Decrease in other assets	507,606	151,816
Decrease in accrued interest payable	(49)	(477)
Decrease in other liabilities	(40,722)	(3,004)
Net cash provided by operating activities	2,132,275	5,248,066
Cash Flows from Investing Activities
Loan payments		247,971
Net cash used in investing activities		247,971
Cash Flows from Financing Activities
Repurchase of common stock		(3,888,712)
Dividends	(1,681,748)	(1,739,523)
Net cash provided by (used in) financing activities	(1,681,748)	(5,628,235)
Net increase (decrease) in cash and cash equivalents	450,527	(132,198)
Cash and cash equivalents:
Beginning	691,126	823,324
Ending	$ 1,141,653	$ 691,126